Dividend (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands			12 Months Ended
	Mar. 19, 2019	Mar. 20, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dividend [abstract]
Approved dividend not reflected in financial statement, per share	¥ 0.25
Approved dividend not reflected in financial statement, amount	¥ 2,705,953
Approved dividend, per share		¥ 0.3
Approved dividend, amount		¥ 3,247,144	¥ 3,247,144	¥ 2,700,000	¥ 1,080,000